3. Globe Photo Asset Purchase Agreement (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Jan. 02, 2018	Dec. 31, 2016	Aug. 22, 2016	Jul. 22, 2016	Dec. 31, 2015
Reserve payable	$ 10,000			$ 10,000
Risk Free Discount Rate	147.00%
Volatility	28900.00%
Embedded derivative	$ 9,195	$ 0		$ 57,922			$ 0
Transfer to Globe after closing	60 days
Reduction of Stock Payable	$ 30,000
Total Purchase Price of Assets Acquired	370,000
Globe Photos, Inc. [Member]
Purchase price	400,000
Payable in Cash	$ 88,000				$ 370,000	$ 250,000
Payable in Common Stock						150,000
Reserve payable						180,000
Reserve Payable to Globe Per Month						10,000
Risk Free Discount Rate					1.01%
Volatility					100.00%
Common shares issued in connection with Globe Photo, Inc. Asset Purchase Agreement, shares	352,941
Common shares issued in connection with Globe Photo, Inc. Asset Purchase Agreement, value	$ 120,000
Common shares issued in connection with Globe Photo, Inc. Asset Purchase Agreement, value per share	$ .34
Embedded derivative					$ 75,000	$ 75,000
Shares repurchased from Globe	258,823				445,000
Globe option to sell shares per month			8,000